Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Cost of sales	$ 8,400	$ 7,615
Inventories recognized as expense	7,600	7,000
Net realizable value of inventories	45	75
Inventory write downs	$ 12	$ 151